Unaudited Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Current Assets
Cash and cash equivalents	$ 6,801,155	$ 8,618,461
Accounts receivables, net	27,176	460,272
Advances to suppliers, net	7,376,437	5,699,738
Prepayments, receivables and other assets, net	125,131	4,826,089
Total current assets	15,322,806	19,604,560
Non-current assets
Investment in convertible bond	4,500,000
Property and equipment, net	103,492	108,899
Intangible assets, net	694,667	1,802,667
Operating right-of-use asset	40,015	79,188
Total non-current assets	5,338,174	1,990,754
Total Assets	20,660,980	21,595,314
Current Liabilities
Short-term loans	1,280,446	1,307,937
Accounts payables	156,147	153,865
Advance from customers	1,224,178	537,646
Taxes payable	1,681,204	1,307,270
Accrued expenses and other liabilities	9,970
Salary and welfare payable	28,008	32,268
Warrant liability	1,414	104,433
Lease liability-current	19,059	79,188
Long-term borrowing-current	31,300	300,338
Long-term accounts payable-current	6,530
Total current liabilities	4,438,313	3,885,065
Non-current Liabilities
Long-term accounts payable		26,496
Long-term borrowing	266,048	307,323
Total non-current liabilities	266,048	333,819
Total Liabilities	4,704,361	4,218,884
Commitments and contingencies
SHAREHOLDERS’EQUITY:
Additional paid-in capital	18,021,308	12,814,826
(Accumulated deficits)/Retained earnings	(2,281,272)	4,599,887
Accumulated other comprehensive income (loss)	67,972	(45,525)
Total shareholders’ equity	15,956,619	17,376,430
Total liabilities and shareholders’ equity	20,660,980	21,595,314
Class A Ordinary Shares
SHAREHOLDERS’EQUITY:
Ordinary shares value	146,884	5,515
Class B Ordinary Shares
SHAREHOLDERS’EQUITY:
Ordinary shares value	1,727	1,727
Related Party
Current Assets
Amounts due from related parties	992,907
Current Liabilities
Amount due to related parties	$ 57	$ 62,120